LAND USE RIGHTS	12 Months Ended
Dec. 31, 2016
LAND USE RIGHTS [Abstract]
LAND USE RIGHTS
NOTE 9 – LAND USE  RIGHTS

Land use rights consist of the following:

	December 31,
	2016	2015

Cost of land use rights	$4,442,117	$4,746,825
Less: Accumulated amortization	(870,934)	(835,741)
Land use rights, net	$3,571,183	$3,911,084

Unrealized foreign exchange translation gain/(loss) for the year ended December 31, 2016, 2015 and 2014 was ($247,088), ($221,323) and $33,781, respectively, which has been included in other comprehensive income/(loss). Amortization expense for the years ended December 31, 2016, 2015 and 2014 was $89,911, $98,941 and $100,282, respectively. As of December 31, 2016 and 2015,
1)	A net book value of $2,276,443 and nil, respectively, were used as collateral for the Company’s long-term bank loans.
2)	A net book value of nil and $2,491,924, respectively, were used as collateral for the Company’s short-term bank loans.
3)	A net book value of $1,294,740 and $1,419,160, respectively, were used as collateral for the short-term bank loan borrowed by a related party.

Amortization expense for the next five years and thereafter is as follows:

2017	$88,842
2018	88,842
2019	88,842
2020	88,842
2021	88,842
Thereafter	3,126,973
Total	$3,571,183